Financial Investments - Maturities of investments in debt securities at their carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Debt securities
Disclosure of financial assets [line items]
Financial assets	62,666	52,919
Financial investments
Disclosure of financial assets [line items]
Financial assets	407,433
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	308,358
Financial investments | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	64,117
Financial investments | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	134,161
Financial investments | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	52,259
Financial investments | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	57,821
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	344,767
Financial investments measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	246,371
Financial investments measured at fair value through other comprehensive income | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	61,598
Financial investments measured at fair value through other comprehensive income | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	124,075
Financial investments measured at fair value through other comprehensive income | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	36,194
Financial investments measured at fair value through other comprehensive income | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	24,504
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	62,666
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	61,987
Debt instruments measured at amortised cost | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets	2,519
Debt instruments measured at amortised cost | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	10,086
Debt instruments measured at amortised cost | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	16,065
Debt instruments measured at amortised cost | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 33,317
Financial investments
Disclosure of financial assets [line items]
Financial assets		389,076
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets		306,308
Financial investments | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets		67,627
Financial investments | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets		131,519
Financial investments | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets		50,774
Financial investments | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets		56,388
Available-for-sale
Disclosure of financial assets [line items]
Financial assets		336,157
Available-for-sale | Debt securities
Disclosure of financial assets [line items]
Financial assets		253,389
Available-for-sale | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets		63,896
Available-for-sale | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets		122,113
Available-for-sale | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets		37,292
Available-for-sale | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets		30,088
Held to maturity
Disclosure of financial assets [line items]
Financial assets		52,919
Held to maturity | Debt securities
Disclosure of financial assets [line items]
Financial assets		52,919
Held to maturity | Up to 1 year | Debt securities
Disclosure of financial assets [line items]
Financial assets		3,731
Held to maturity | 1 to 5 years | Debt securities
Disclosure of financial assets [line items]
Financial assets		9,406
Held to maturity | 5 to 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets		13,482
Held to maturity | Over 10 years | Debt securities
Disclosure of financial assets [line items]
Financial assets		$ 26,300